Principal Accounting Policies - Government Grants (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other operating incomes, net
Principal Accounting Policies
Government grants	$ 11,527	$ 10,975	$ 10,350